CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 18,931	$ 30,798
Restricted cash	35	34
Short-term bank deposits	9,980	130
Trade receivables	185	88
Other accounts receivable and prepaid expenses	446	568
Current assets of discontinued operations		135
Total current assets	29,577	31,753
LONG-TERM ASSETS:
Long-term account receivable	11	7
Property and equipment, net	697	546
Long-term asset of discontinued operations		224
Total long-term assets	708	777
Total assets	30,285	32,530
CURRENT LIABILITIES:
Trade payables	1,091	754
Other accounts payable and accruals	948	512
Total current liabilities	2,039	1,266
LONG-TERM LIABILITIES:
Warrants related to share purchase agreements	80	136
Deferred revenue	228	228
Total long-term liabilities	308	364
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.6 par value: 20,000,000 and 2,000,000 shares authorized at June 30, 2013 and December 31, 2012, respectively; 9,822,865 and 9,099,805 shares issued at June 30, 2013 and December 31, 2012, respectively; 9,819,607 and 9,096,547 shares outstanding at June 30, 2013 and December 31, 2012, respectively	1,498	1,379
Additional paid-in capital	128,235	125,023
Accumulated deficit	(101,795)	(95,502)
Total shareholders' equity	27,938	30,900
Total liabilities and shareholders' equity	$ 30,285	$ 32,530